Cryptocurrencies - Additional information about USDT (Details) - USDT	6 Months Ended
Dec. 31, 2025 USD ($)
Quantity
Purchase	645,600
Offering expenses settled	(645,600)
Amount
Purchase	$ 645,600
Offering expenses settled	$ (645,600)